Finance Lease Liabilities (Details) - USD ($)		12 Months Ended
	Sep. 11, 2017	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance Lease Liabilities (Details) [Line Items]
The rate of financial lease liability interest	4.90%
Date of maturity of financial lease agreement	Dec. 31, 2027
Amortization expense of financial lease right-of-use assets		$ 185,583	$ 181,610	$ 170,714
Interest expense for financial lease		15,614	$ 26,068	$ 25,509
Amortization expense of financial lease right-of-use assets [Member]
Finance Lease Liabilities (Details) [Line Items]
Amortization expense of financial lease right-of-use assets		$ 166,072